Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Balances and Transactions
21.	RELATED PARTY BALANCES AND TRANSACTIONS

Major related parties	Relationship with the Group
Related Party A	Subsidiary of an investee
Related Party B (i)	Subsidiary of an investee

(i)
The Company disposed its investment in the parent company of Related Party B on January 15, 2024. Both entities were no longer related parties of the Company since January 15, 2024, the date of disposal. Therefore, as of December 31, 2024, the current portion balance of amount due from a related party was reclassified to prepaid expenses and other current assets, and the non-current
portion balance was reclassified to other
non-current
assets, and the balance of amount due to a related party was reclassified to accounts payable.

(1)	Amount due from a related party

	As of December 31,
	2024	2025
	RMB	RMB
Related Party A (ii)	—	21,751

Total	—	21,751

(ii)
As of December 31, 2025, the Group had amounts due from Related Party A of
RMB21,751,
which primarily represented loan principal and accrued interest receivable arising from financing arrangements entered into with Related Party A. The loans are unsecured, bear interest at a rate of 2.59%
per annum, and are repayable within one year from the loan origination.

(2)	Interest income from a related party

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party A (iii)	—	—	291

Total	—	—	291

(iii)	During the year ended December 31, 2025, the Group recorded interest income of RMB291 from Related Party A.

(3)	Purchases from related parties

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Related Party B (iv)	179,000	2,910	—
Others	55	—	—

Total	179,055	2,910	—

(iv)
The purchases from Related Party B represented the Revenue Sharing for value-added services. The amount of RMB2,910 for the year ended December 31, 2024 represented the Revenue Sharing incurred from January 1, 2024 to January 15, 2024, the date that the company was disposed.